Mercantile Funds, Inc.

Prime Money Market Fund

Government Money Market Fund

Tax-Exempt Money Market Fund

Limited Maturity Bond Fund

Total Return Bond Fund

Maryland Tax-Exempt Bond Fund

Intermediate Tax-Exempt Bond Fund

National Tax-Exempt Bond Fund

Growth & Income Fund

Equity Income Fund

Equity Growth Fund

Capital Opportunities Fund

International Equity Fund

Diversified Real Estate Fund

(collectively, the “Funds”)

Supplement dated July 23, 2003

to the Class A, Class B and Class C Shares

Prospectus dated September 30, 2002

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

Effective August 1, 2003 the sub-sections entitled “Limited Maturity Bond Fund” and “Total Return Bond Fund” of the section entitled “Management of the Company” on page 82 of the Prospectus are replaced with the following:

Sub-Advisor – Limited Maturity Bond Fund and Total Return Bond Fund

MCA has delegated responsibility for day-to-day portfolio management with respect to the Funds to Boyd Watterson Asset Management, LLC (“BWAM”). BWAM manages the investment portfolio of each Fund in accordance with the investment requirements and policies established by MCA. This includes selecting portfolio investments and placing purchase and sale orders for the Funds. BWAM receives a monthly fee from MCA based on each Fund’s average daily net assets.

BWAM, which has its main office at 1801 East Ninth Street, Cleveland, Ohio 44114, is a wholly-owned subsidiary of Mercantile-Safe Deposit & Trust Company and an indirect wholly-owned subsidiary of Mercantile Bankshares Corporation, a multi-bank holding company. As of June 30, 2003, BWAM had approximately $3.8 billion in assets under management.

Brian Gevry, CFA, Chief Operating Officer and Assistant Chief Investment Officer, serves as the portfolio manager for each Fund with the assistance of a co-portfolio manager. Mr. Gevry joined BWAM in 1991. He has a BA from Cleveland State University and a MBA from Case Western Reserve University. He has 12 years of investment experience and oversees all trading and portfolio management activities at BWAM. He is also a member of the Cleveland Society of Security Analysts.

Deborah Winch, CFA, Senior Vice President, serves as co-portfolio manager for the Limited Maturity Bond Fund. Ms. Winch joined BWAM in 1990. She has a BA from Ursuline College and has 11 years of investment experience. She is also Vice President of the Cleveland Society of Security Analysts.

David Dirk, CFA, Vice President, serves as co-portfolio manager for the Total Return Bond Fund. Mr. Dirk joined BWAM in 1996. He has a BA from Baldwin-Wallace College and an MBA from Case Western Reserve University and has 6 years of investment experience. He is also a member of the Cleveland Society of Security Analysts.

Mercantile Funds, Inc.

Prime Money Market Fund

Government Money Market Fund

Tax-Exempt Money Market Fund

Limited Maturity Bond Fund

Total Return Bond Fund

Maryland Tax-Exempt Bond Fund

Intermediate Tax-Exempt Bond Fund

National Tax-Exempt Bond Fund

Growth & Income Fund

Equity Income Fund

Equity Growth Fund

Capital Opportunities Fund

International Equity Fund

Diversified Real Estate Fund

(collectively, the “Funds”)

Supplement dated July 23, 2003

to the Institutional Shares

Prospectus dated September 30, 2002

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

Effective August 1, 2003 the sub-sections entitled “Limited Maturity Bond Fund” and “Total Return Bond Fund” of the section entitled “Management of the Company” on page 53 of the Prospectus are replaced with the following:

Sub-Advisor – Limited Maturity Bond Fund and Total Return Bond Fund

MCA has delegated responsibility for day-to-day portfolio management with respect to the Funds to Boyd Watterson Asset Management, LLC (“BWAM”). BWAM manages the investment portfolio of each Fund in accordance with the investment requirements and policies established by MCA. This includes selecting portfolio investments and placing purchase and sale orders for the Funds. BWAM receives a monthly fee from MCA based on each Fund’s average daily net assets.

BWAM, which has its main office at 1801 East Ninth Street, Cleveland, Ohio 44114, is a wholly-owned subsidiary of Mercantile-Safe Deposit & Trust Company and an indirect wholly-owned subsidiary of Mercantile Bankshares Corporation, a multi-bank holding company. As of June 30, 2003, BWAM had approximately $3.8 billion in assets under management.

Brian Gevry, CFA, Chief Operating Officer and Assistant Chief Investment Officer, serves as the portfolio manager for each Fund with the assistance of a co-portfolio manager. Mr. Gevry joined BWAM in 1991. He has a BA from Cleveland State University and a MBA from Case Western Reserve University. He has 12 years of investment experience and oversees all trading and portfolio management activities at BWAM. He is also a member of the Cleveland Society of Security Analysts.

Deborah Winch, CFA, Senior Vice President, serves as co-portfolio manager for the Limited Maturity Bond Fund. Ms. Winch joined BWAM in 1990. She has a BA from Ursuline College and has 11 years of investment experience. She is also Vice President of the Cleveland Society of Security Analysts.

David Dirk, CFA, Vice President, serves as co-portfolio manager for the Total Return Bond Fund. Mr. Dirk joined BWAM in 1996. He has a BA from Baldwin-Wallace College and an MBA from Case Western Reserve University and has 6 years of investment experience. He is also a member of the Cleveland Society of Security Analysts.